Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404

*	Significant asset impairments excluded from restructuring charges are described below.

Total Amount of Costs Incurred in Connection with Restructuring Programs by Segment

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Imaging Products & Solutions	11,527	1,278	11,179
Game	4,097	519	250
Mobile Products & Communications*	2,451	1,859	5,885
Home Entertainment & Sound	18,989	5,007	11,815
Devices	7,839	26,373	19,096
Pictures	2,722	1,273	1,081
Music	2,662	5,710	2,305
Financial Services	5,010	1,822	—
All Other and Corporate	7,021	8,804	22,775

Total net charges	62,318	52,645	74,386

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.